PROVISION FOR WARRANTY COST (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Provision For Warranty Cost
Opening balance of warranty provision	$ 747	$ 1,709
Additions	293	368
Warranty claims applied	(113)	(494)
Change in estimate of warranty provision	(5)	(860)
Change in foreign exchange	(14)	24
Ending balance of warranty provision	908	747
Less: Current portion	680	612
Long-term portion of warranty provision	$ 228	$ 135